Business Combination - Summary of Fair Value the Identifiable Assets Acquired and Liabilities Assumed (Detail) - MXN ($) $ in Thousands		12 Months Ended
	Apr. 01, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Identifiable Assets Acquired
Improvements to concession assets		$ 6,848,394	$ 7,567,539	$ 7,204,802
Liabilities Assumed
Bargain purchase gain		$ 189,744
Desarrollo De Concesiones Aeroportuarias [Member]
Identifiable Assets Acquired
Cash and cash equivalents	$ 383,799
Trade accounts receivable	98,211
Other current assets	78,597
Machinery and equipment	398,072
Improvements to concession assets	1,816,380
Airport concessions	2,684,026
Other assets	74,926
Total identifiable assets acquired	5,534,011
Liabilities Assumed
Accounts playable	(155,515)
Loans	(658,981)
Deferred income taxes	(749,579)
Total current liabilities	(1,564,075)
Net assets acquired	3,969,936
Cash consideration paid	2,927,367
Fair value of non-controlling interest	852,825
Liabilities Assumed	3,780,192
Bargain purchase gain	$ 189,744